Financial assets and financial liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Right-of-use assets, balance at beginning	R$ 690,073	R$ 663,686	R$ 419,074
Lease liabilities, balance at beginning	769,525	714,085	447,703
Right-of-use assets, additions	7,328	42,250	62,689
Lease liabilities, additions	7,328	42,250	62,689
Right-of-use assets, remeasurement	70,387	58,623	95,962
Lease liabilities, remeasurement	70,387	58,623	95,962
Right-of-use assets, business combinations	65,408		139,514
Lease liabilities, business combinations	65,408		139,514
Right-of-use assets, depreciation expense	(63,118)	(54,684)	(43,237)
Lease liabilities, depreciation expense
Right-of-use assets, interest expense
Lease liabilities, interest expense	100,849	88,571	67,212
Right-of-use assets, payments of lease liabilities
Lease liabilities, payments of lease liabilities	(31,473)	(28,511)	(20,075)
Right-of-use assets, payments of interest
Lease liabilities, payments of interest	(103,911)	(85,001)	(67,676)
Right-of-use assets, Write-off	(2,469)	(19,802)	(10,316)
Lease liabilities, Write-off	(3,544)	(20,492)	(11,244)
Right-of-use assets, balance at ending	767,609	690,073	663,686
Lease liabilities, balance at ending	874,569	769,525	714,085
Right-of-use assets, current
Lease liabilities, current	36,898	32,459	24,955
Right-of-use assets, non-current	767,609	690,073	663,686
Lease liabilities, non-current	R$ 837,671	R$ 737,066	R$ 689,130